INVENTORIES (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Heap leach ore	[1],[2]	$ 0.0	$ 163.1
Stockpile ore		74.3	23.8
Work-in-process		7.7	18.5
Finished goods	[3]	25.4	16.1
Supplies		49.3	50.4
Inventories		156.7	271.9
Less: non-current inventories		(14.9)	(78.7)
Total current inventories		$ 141.8	$ 193.2

[1]	For the year ended December 31, 2018, the Company wrote down $16.9 million of heap leach inventory at Cerro San Pedro, of which $15.8 million was included in operating expenses and $1.1 million was included in depreciation and depletion, as a result of a recoverability analysis performed earlier in the year as the Company has discontinued the addition of cyanide to the heap leach pad, and as a result of Cerro San Pedro transitioning to the reclamation phase of its mine life cycle on December 31, 2018.
[2]	Non-current inventories consist of low-grade stockpiled inventories at Rainy River, of which $14.9 million are expected to be recovered after one year. As at December 31, 2017, non-current inventories of $78.7 million consisted of low-grade stockpiled inventories at Rainy River and non-current heap leach inventories at Mesquite and Cerro San Pedro.
[3]	The amount of inventories recognized in operating expenses for the year ended December 31, 2018 was $311.6 million (2017 $186.2 million).